Notes and Loans Payable	9 Months Ended
Aug. 31, 2011
Notes to Financial Statements
Notes and Loans Payable

NOTE 6 - NOTES AND LOANS PAYABLE

Notes and loans payable consisted of the following:	August 31, 2011	November 30, 2010
Note payable dated June 7, 2010 to an unsolicited accredited investor, interest at 12% per annum, due on December 7, 2010, unsecured	$—	$22,000
Notes payable to an unsolicited accredited investor, interest at 9% per annum, due in varying amounts from October 27, 2011 to July 18, 2012, unsecured	1,142,000	140,000
Notes payable dated December 1, 2010 to an unsolicited accredited investor, interest at 12% per annum, due May 31, 2011, convertible into common stock at a conversion price equal to 60% of the then current market price, now past due and in default	14,000	—
Notes payable to the Company’s corporate counsel dated from September 30, 2010 to May 31, 2011 (arising from services rendered), interest at 9% per annum, due monthly from September 30, 2011 to May 31, 2012 in nine $10,000 amounts, unsecured	82,500	80,000
Note payable to the Company’s corporate counsel dated November 1, 2010, interest at 9% per annum, due November 1, 2011, unsecured	20,000	20,000
Note payable to the Company’s corporate counsel dated July 14, 2010, interest at 8% per annum, due April 16, 2011, unsecured, now past due and in default	5,500	5,500
Notes payable to an unsolicited accredited investor dated March 9, 2011, interest at 9% per annum, due March 9, 2012, unsecured	5,000	—

Notes payable to an unsolicited accredited investor dated August 4, 2011, interest at 9% per annum, due August 4, 2012, unsecured	5,000	—

Notes payable dated from March 1, 2011 to August 1, 2011 to unsolicited accredited investors, interest at 12% per annum, due in varying amounts from September 1, 2011 to February 1, 2012, automatically convertible at maturity into common stock at a conversion price equal to 70% of the average closing price for the 15 days prior to the maturity date (less unamortized debt discount of $124,295 and $-0-, respectively)	1,328,205	—
Note payable of Liberty American, LLC to the Company’s corporate counsel, interest at 12% per annum, due on demand, unsecured	135,246	—
Total Notes and Loans Payable	2,737,451	267,500
Less: Current Portion	(2,737,451)	(267,500)
Long-Term Notes and Loans Payable	$—	$—

As more fully described in Note 8, a total of $15,000 notes payable (arising from professional services rendered) and $845 accrued interest was satisfied through the delivery of a total of 45,000,000 shares of the Company common stock in October and November of 2010. In the nine months ended August 31, 2011, a total of $57,500 notes payable (arising from professional services rendered) and $2,831 accrued interest was satisfied through the delivery of a total of 265,000,000 shares of Company common stock.

The $435,750 total intrinsic value of the beneficial conversion feature of the $1,452,500 convertible promissory notes at their issuance dates, which was reflected as a debt discount and an increase in additional paid-in capital, is amortized as interest expense over the terms of the notes. For the nine months ended August 31, 2011, amortization of the debt discount (reflected as interest expense) was $215,817.

At August 31, 2011 and November 30, 2010, accounts payable and accrued liabilities include $27,500 and $32,121, respectively, due the Company’s corporate counsel.

Accrued interest payable on the notes and loans payable at August 31, 2011 and November 30, 2010 was $180,101 and $4,246, respectively, which is included within “accounts payable and accrued liabilities” in the Balance Sheet.